Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Mar. 15, 2024
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2024